S000034947 [Member] Expense Example - AB Select US Equity Portfolio	Oct. 28, 2025 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,495
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	564
Expense Example, with Redemption, 3 Years	870
Expense Example, with Redemption, 5 Years	1,198
Expense Example, with Redemption, 10 Years	2,124
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321	[1]
Expense Example, with Redemption, 3 Years	695
Expense Example, with Redemption, 5 Years	1,194
Expense Example, with Redemption, 10 Years	2,381
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	$ 1,472

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.